Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,208,913	$ 3,783,290	$ 3,565,450
Accumulated depreciation	(3,247,079)	(3,008,220)	(2,613,252)
Property and equipment, net of accumulated depreciation	1,961,834	775,070	952,198
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,061	17,061	17,061
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,907	14,907
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	28,143	28,143	28,143
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	158,212	93,012	80,362
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,280,911	3,280,911	3,254,994
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	372,867	198,645	184,890
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	950,630	150,611
Research And Development Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 386,182